INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 34,331	$ 55,718
Short term restricted cash	52	236
Bank deposits	62,710	80,684
Marketable securities	24,639	41,681
Trade receivables, net	2,382	1,762
Inventory	4,584	4,236
Prepaid expenses and other current assets	2,400	3,236
Total current assets	131,098	187,553
LONG-TERM ASSETS:
Marketable securities	7,838	7,840
Restricted deposits	2,508	2,543
Property and equipment, net	30,744	30,489
Operating lease right-of-use assets, net	26,528	26,927
Other long-term assets	83	81
Total long-term assets	67,701	67,880
Total assets	198,799	255,433
CURRENT LIABILITIES:
Trade payables	6,993	8,367
Advances from customers and deferred revenues	4,219	4,082
Employees and payroll accruals	9,379	8,693
Accrued expenses and other current liabilities	7,170	7,572
Operating lease liabilities	5,602	3,720
Total current liabilities	33,363	32,434
LONG-TERM LIABILITIES:
Advances from customers and deferred revenues	121	61
Operating lease liabilities	28,122	30,201
Warrants liability	467	720
Total long-term liabilities	28,710	30,982
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of June 30, 2023 and December 31, 2022; Issued and outstanding: 137,136,395 and 136,185,264 shares as of June 30, 2023 and December 31, 2022, respectively	0	0
Additional paid-in capital	714,534	703,851
Accumulated deficit	(577,808)	(511,834)
Total shareholders' equity	136,726	192,017
Total liabilities and shareholders' equity	$ 198,799	$ 255,433